Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	Anzu Special Acquisition Corp I
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840877
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3